UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 to June 30, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2022

Voya Investors Trust

■	VY®	BlackRock Inflation Protected Bond Portfolio Classes ADV, I and S

Voya Variable Insurance Trust

■	VY®	BrandywineGLOBAL — Bond Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

 The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
VY®BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$893.00	1.17%	$5.49	$1,000.00	$1,018.99	1.17%	$5.86
Class I	1,000.00	896.10	0.57	2.68	1,000.00	1,021.97	0.57	2.86
Class S	1,000.00	895.10	0.82	3.85	1,000.00	1,020.73	0.82	4.11
VY® BrandywineGLOBAL — Bond Portfolio
	$1,000.00	$934.00	0.57%	$2.73	$1,000.00	$1,021.97	0.57%	$2.86

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
ASSETS:
Investments in securities at fair value*	$282,521,611	$274,152,164
Short-term investments at fair value†	11,449,151	5,891,436
Cash collateral for futures contracts	—	1,858,516
Cash pledged for centrally cleared swaps (Note 2)	4,274,000	—
Foreign currencies at value‡	54,554	—
Receivables:
Investment securities sold	2,125,188	—
Investment securities sold on a delayed-delivery or when-issued basis	9,978,134	—
Fund shares sold	4,648	83,860
Dividends	3,353	5,516
Interest	1,219,541	1,329,962
Unrealized appreciation on forward foreign currency contracts	136,826	—
Unrealized appreciation on OTC swap agreements	1,325,687	—
Prepaid expenses	3,527	3,706
Other assets	16,423	5,613
Total assets	313,112,643	283,330,773
LIABILITIES:
Payable for investment securities purchased	4,766,569	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	23,806,479	—
Payable for fund shares redeemed	734,557	84,826
Sales commitmentsˆˆˆ	1,170,936	—
Unrealized depreciation on forward foreign currency contracts	58,666	—
Variation margin payable on centrally cleared swaps	721,402	—
Variation margin payable on futures contracts	216,696	490,417
Cash received as collateral for OTC derivatives (Note 2)	1,470,000	—
Payable for investment management fees	114,524	125,049
Payable for distribution and shareholder service fees	56,940	—
Payable to trustees under the deferred compensation plan (Note 6)	16,423	5,613
Payable for trustee fees	762	801
Other accrued expenses and liabilities	85,544	64,811
Written options, at fair valueˆ	685,711	—
Total liabilities	33,905,209	771,517
NET ASSETS	$279,207,434	$282,559,256

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$356,620,496	$282,842,798
Total distributable loss	(77,413,062)	(283,542)
NET ASSETS	$279,207,434	$282,559,256

* Cost of investments in securities	$305,884,059	$283,900,871
† Cost of short-term investments	$11,498,247	$5,891,436
‡ Cost of foreign currencies	$55,322	$—
ˆ Premiums received on written options	$705,319	$—
ˆˆˆ Proceeds receivable from sales commitments	$1,156,820	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
Class ADV
Net assets	$48,418,268	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	5,265,716	n/a
Net asset value and redemption price per share	$9.20	n/a
Class I
Net assets	$77,934,875	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	8,134,742	n/a
Net asset value and redemption price per share	$9.58	n/a
Class S
Net assets	$152,854,291	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	16,090,227	n/a
Net asset value and redemption price per share	$9.50	n/a
Portfolio(1)
Net assets	n/a	$282,559,256
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	26,964,911
Net asset value and redemption price per share	n/a	$10.48

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
INVESTMENT INCOME:
Dividends	$9,966	$12,290
Interest	7,213,322 (1)	2,384,284
Total investment income	7,223,288	2,396,574
EXPENSES:
Investment management fees	805,124	794,872
Distribution and shareholder service fees:
Class ADV	155,952	—
Class S	204,817	—
Transfer agent fees:		858
Class ADV	6,847	—
Class I	11,376	—
Class S	21,581	—
Shareholder reporting expense	7,421	1,629
Registration fees	—	4,449
Professional fees	25,159	18,530
Custody and accounting expense	49,985	31,200
Trustee fees	3,809	4,007
Miscellaneous expense	6,994	7,442
Total expenses	1,299,065	862,987
Recouped/(Waived and reimbursed fees)	(75,556)	46,992
Net expenses	1,223,509	909,979
Net investment income	5,999,779	1,486,595
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(6,521,382)	(3,565,478)
Forward foreign currency contracts	386,974	—
Foreign currency related transactions	(251,900)	—
Futures	4,720,346	(5,132,979)
Swaps	7,637,071	—
Written options	(940,076)	—
Net realized gain (loss)	5,031,033	(8,698,457)
Net change in unrealized appreciation (depreciation) on:
Investments	(40,870,747)	(14,709,166)
Forward foreign currency contracts	6,630	—
Foreign currency related transactions	(10,236)	—
Futures	820,741	(415,374)
Swaps	(4,349,119)	—
Written options	(24,861)	—
Sales commitments	(14,116)	—
Net change in unrealized appreciation (depreciation)	(44,441,708)	(15,124,540)
Net realized and unrealized loss	(39,410,675)	(23,822,997)
Decrease in net assets resulting from operations	$(33,410,896)	$(22,336,402)

(1)	Includes net inflationary and deflationary adjustments. See Note 2 of the Notes to Financial Statements.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® BlackRock Inflation Protected Bond Portfolio		VY® BrandywineGLOBAL- Bond Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$5,999,779	$7,734,657	$1,486,595	$2,832,682
Net realized gain (loss)	5,031,033	9,554,588	(8,698,457)	14,721,215
Net change in unrealized appreciation (depreciation)	(44,441,708)	(2,516,642)	(15,124,540)	(13,802,164)
Increase (decrease) in net assets resulting from operations	(33,410,896)	14,772,603	(22,336,402)	3,751,733
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):			—	(27,082,394)
Class ADV	(1,083,645)	(1,140,854)	—	—
Class I	(1,947,743)	(2,600,461)	—	—
Class S	(3,587,601)	(4,058,689)	—	—
Total distributions	(6,618,989)	(7,800,004)	—	(27,082,394)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,590,541	83,578,121	58,657,295	86,294,017
Reinvestment of distributions	6,618,989	7,796,663	—	27,082,394
	26,209,530	91,374,784	58,657,295	113,376,411
Cost of shares redeemed	(31,613,349)	(73,208,287)	(97,090,604)	(65,382,155)
Net increase (decrease) in net assets resulting from capital share transactions	(5,403,819)	18,166,497	(38,433,309)	47,994,256
Net increase (decrease) in net assets	(45,433,704)	25,139,096	(60,769,711)	24,663,595
NET ASSETS:
Beginning of year or period	324,641,138	299,502,042	343,328,967	318,665,372
End of year or period	$279,207,434	$324,641,138	$282,559,256	$343,328,967

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-22+	10.51	0.18	•	(1.28)	(1.10)	0.21	—	—	0.21	—	9.20	(10.70)	1.22	1.17	1.17	3.61	48,418	112
12-31-21	10.28	0.22	•	0.24	0.46	0.23	—	—	0.23	—	10.51	4.54	1.22	1.18	1.18	2.14	56,857	156
12-31-20	9.42	0.05		0.95	1.00	0.08	—	0.06	0.14	—	10.28	10.65	1.26	1.22	1.22	0.52	47,352	87
12-31-19	8.93	0.11		0.56	0.67	0.18	—	—	0.18	—	9.42	7.53	1.20	1.16	1.16	1.23	44,885	72
12-31-18	9.30	0.14		(0.36)	(0.22)	0.15	—	—	0.15	—	8.93	(2.39)	1.18	1.14	1.14	1.47	44,035	63
12-31-17	9.17	0.09		0.11	0.20	0.07	—	—	0.07	—	9.30	2.16	1.17	1.13	1.13	0.94	49,769	101
Class I
06-30-22+	10.94	0.21	•	(1.33)	(1.12)	0.24	—	—	0.24	—	9.58	(10.39)	0.62	0.57	0.57	4.19	77,935	112
12-31-21	10.68	0.30	•	0.25	0.55	0.29	—	—	0.29	—	10.94	5.25	0.62	0.58	0.58	2.75	94,962	156
12-31-20	9.78	0.12		0.97	1.09	0.13	—	0.06	0.19	—	10.68	11.15	0.66	0.62	0.62	1.11	92,767	87
12-31-19	9.26	0.18		0.57	0.75	0.23	—	—	0.23	—	9.78	8.21	0.60	0.56	0.56	1.98	88,759	72
12-31-18	9.66	0.20	•	(0.37)	(0.17)	0.23	—	—	0.23	—	9.26	(1.75)	0.58	0.54	0.54	2.14	40,731	63
12-31-17	9.55	0.15		0.11	0.26	0.15	—	—	0.15	—	9.66	2.72	0.57	0.53	0.53	1.55	223,463	101
Class S
06-30-22+	10.85	0.20	•	(1.33)	(1.13)	0.22	—	—	0.22	—	9.50	(10.49)	0.87	0.82	0.82	3.97	152,854	112
12-31-21	10.60	0.26	•	0.26	0.52	0.27	—	—	0.27	—	10.85	4.94	0.87	0.83	0.83	2.48	172,822	156
12-31-20	9.70	0.09		0.97	1.06	0.10	—	0.06	0.16	—	10.60	10.95	0.91	0.87	0.87	0.86	159,383	87
12-31-19	9.18	0.15		0.58	0.73	0.21	—	—	0.21	—	9.70	8.01	0.85	0.81	0.81	1.57	144,313	72
12-31-18	9.57	0.17		(0.36)	(0.19)	0.20	—	—	0.20	—	9.18	(2.04)	0.83	0.79	0.79	1.83	153,793	63
12-31-17	9.45	0.13		0.10	0.23	0.11	—	—	0.11	—	9.57	2.48	0.82	0.78	0.78	1.29	160,890	101
VY® BrandywineGLOBAL- Bond Portfolio
06-30-22+	11.22	0.05	•	(0.79)	(0.74)	—	—	—	—	—	10.48	(6.60)	0.54	0.57	0.57	0.94	282,559	86
12-31-21	12.03	0.10	•	0.04	0.14	0.19	0.76	—	0.95	—	11.22	1.15	0.54	0.58	0.58	0.84	343,329	57
12-31-20	10.51	0.22	•	1.59	1.81	0.21	0.08	—	0.29	—	12.03	17.47	0.56	0.58	0.58	1.92	318,665	134
12-31-19	9.73	0.25	•	0.73	0.98	0.20	—	—	0.20	—	10.51	10.12	0.61	0.58	0.58	2.48	182,892	449
12-31-18	10.12	0.26	•	(0.43)	(0.17)	0.22	—	—	0.22	—	9.73	(1.65)	0.71	0.58	0.58	2.61	194,159	457
12-31-17	10.06	0.22	•	0.07	0.29	0.23	—	—	0.23	—	10.12	2.93	0.69	0.58	0.58	2.16	214,952	345

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Boards of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio. Each Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s

International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2022, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to its derivative transactions failed to perform would be $1,465,565 which represents the gross payments to be received by the Portfolio on OTC purchased options, forward foreign currency contracts, and OTC interest rate swaps were they to be unwound as of June 30, 2022. At June 30, 2022, BlackRock Inflation Protected Bond had received $1,470,000 in cash collateral from certain counterparties.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2022, BlackRock Inflation Protected Bond had a liability position of $736,171 on forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2022, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2022, BlackRock Inflation

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Protected Bond had not pledged any cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the six months ended June 30, 2022, BlackRock Inflation Protected Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2022, BlackRock Inflation Protected Bond had average contract amounts of $3,534,719 and $9,130,297 on forward foreign currency contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2022.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2022, BlackRock Inflation Protected Bond and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the six months ended June 30, 2022, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
BlackRock Inflation Protected Bond	$81,509,494	$63,601,854
Bond Portfolio	17,840,563	—

Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2022.

At June 30, 2022, BlackRock Inflation Protected Bond had pledged U.S. Treasury Inflation Indexed Protected Securities with an original par value of $792,000 as collateral for open futures contracts.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2022, BlackRock Inflation Protected Bond had purchased and written exchange-traded futures contracts to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $18,638,975 and $19,104,413, respectively, on purchased and written exchange-traded futures contracts. Please refer to the tables within the Portfolio of Investments for open purchased and written options on exchange-traded futures contracts at June 30, 2022.

During the six months ended June 30, 2022, BlackRock Inflation Protected Bond had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $42,189,558 and $94,795,432, respectively, on purchased and written interest rate swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2022. There were no open purchased interest rate swaptions at June 30, 2022.

During the six months ended June 30, 2022, BlackRock Inflation Protected Bond had purchased and written foreign currency options to manage its foreign exchange exposure. BlackRock Inflation Protected Bond had an average notional value of $3,291,763 and $755,607, respectively on purchased and written foreign currency options. Please refer to the tables within the Portfolio of Investments for purchased and written foreign currency options at June 30, 2022.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2022, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amount on long interest rate swaps for BlackRock Inflation Protected Bond was $55,362,668.

For the six months ended June 30, 2022, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amount on short interest rate swaps for BlackRock Inflation Protected Bond was $117,815,015.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open interest rate swaps at June 30, 2022.

At June 30, 2022, BlackRock Inflation Protected Bond pledged $4,274,000 in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2022, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). Average notional amount on long inflation-linked swaps for BlackRock Inflation Protected Bond was $19,361,152.

For the six months ended June 30, 2022, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“Short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $233,045,009.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2022.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

M. Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. Please refer to the table following the Portfolio of Investments for open sales commitments held by BlackRock Inflation Protected Bond at June 30, 2022

O.  Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$32,041,278	$29,654,754
Bond Portfolio	13,445,164	79,077,052

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$309,560,446	$311,656,607
Bond Portfolio	249,898,955	229,254,513

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million; 0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

(1)	The Investment Adviser has contractually agreed to waive 0.05% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Bond Portfolio	Brandywine Global Investment Management, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	18.43%
Voya Solution 2025 Portfolio	Bond Portfolio	15.61
Voya Solution 2035 Portfolio	Bond Portfolio	7.79
Voya Solution Income Portfolio	Bond Portfolio	11.37
Voya Solution Moderately Aggressive Portfolio	Bond Portfolio	6.84

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
BlackRock Inflation Protected Bond	$39,154
Bond Portfolio	—

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected Bond	Class ADV: 1.23% Class I: 0.63% Class S: 0.88%
Bond Portfolio	0.58%

With the exception of the non-recoupable management fee waiver for BlackRock Inflation Protected Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2022 the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

The Expense Limitation Agreements are contractual through May 1, 2023 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the period ended June 30, 2022.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2022	457,275	—	111,010	(714,294)	(146,009)	4,552,274	—	1,083,645	(7,107,118)	(1,471,199)
12/31/2021	1,290,830	—	109,761	(597,143)	803,448	13,417,739	—	1,140,854	(6,152,184)	8,406,409
Class I
6/30/2022	423,577	—	191,270	(1,163,504)	(548,657)	4,373,888	—	1,947,743	(11,987,177)	(5,665,546)
12/31/2021	3,024,968	—	240,645	(3,264,739)	874	32,490,424	—	2,597,120	(35,144,233)	(56,689)
Class S
6/30/2022	1,029,577	—	355,592	(1,228,438)	156,731	10,664,379	—	3,587,601	(12,519,054)	1,732,926
12/31/2021	3,522,483	—	378,853	(3,005,965)	895,371	37,669,958	—	4,058,689	(31,911,870)	9,816,777
Bond Portfolio
6/30/2022	5,368,511	—	—	(9,005,392)	(3,636,881)	58,657,295	—	—	(97,090,604)	(38,433,309)
12/31/2021	7,344,730	—	2,407,324	(5,631,258)	4,120,796	86,294,017	—	27,082,394	(65,382,155)	47,994,256

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the

Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

At June 30, 2022, the Portfolios did not have any outstanding securities on loan.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, capital loss carryforwards, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Return of Capital
BlackRock Inflation Protected Bond	$7,800,004	$—	$2,872,784	$1,558,018
Bond Portfolio	24,050,464	3,031,930	7,776,746	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2021 were:

	Undistributed Ordinary	Undistributed Long-Term	Unrealized Appreciation/	Capital Loss Carryforwards				Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Expiration	Other	Earnings/(Loss)
BlackRock Inflation Protected Bond	$514,798	$—	$24,935,546	$(1,477,247)	Short-term	None	$(779,238)	$(37,383,177)
				(60,577,036)	Long-term	None
				$(62,054,283)
Bond Portfolio	11,931,574	5,175,566	4,960,459	—	—	—	(14,739)	22,052,860

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2022, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR). Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 13 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 14 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2022, the Portfolios declared dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	NII	$0.0506	August 1, 2022	July 28, 2022
Class I	NII	$0.0551	August 1, 2022	July 28, 2022
Class S	NII	$0.0532	August 1, 2022	July 28, 2022
Bond Portfolio	NII	$0.1055	July 14, 2022	July 12, 2022
	STCG	$0.3382	July 14, 2022	July 12, 2022
	LTCG	$0.1925	July 14, 2022	July 12, 2022

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 28.1%
		Basic Materials: 0.5%
45,000		Air Products and Chemicals, Inc., 2.800%, 05/15/2050	$34,053	0.0
484,000	(1)	Anglo American Capital PLC, 4.500%, 03/15/2028	470,417	0.2
246,000		DuPont de Nemours, Inc., 4.493%, 11/15/2025	248,048	0.1
4,000		Ecolab, Inc., 2.700%, 12/15/2051	2,857	0.0
37,000		Ecolab, Inc., 2.750%, 08/18/2055	25,853	0.0
49,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	46,083	0.0
371,000	(1)	Glencore Funding LLC, 2.500%, 09/01/2030	302,575	0.1
11,000	(1)	Glencore Funding LLC, 2.625%, 09/23/2031	8,876	0.0
15,000	(1)	Glencore Funding LLC, 3.375%, 09/23/2051	10,257	0.0
51,000		LYB International Finance III LLC, 4.200%, 05/01/2050	41,551	0.0
170,000		Nucor Corp., 4.300%, 05/23/2027	169,521	0.1
71,000		Westlake Corp., 3.375%, 08/15/2061	47,962	0.0
			1,408,053	0.5

		Communications: 3.0%
105,000		Amazon.com, Inc., 4.100%, 04/13/2062	95,212	0.0
33,000		AT&T, Inc., 1.650%, 02/01/2028	28,578	0.0
33,000		AT&T, Inc., 2.250%, 02/01/2032	26,992	0.0
450,000		AT&T, Inc., 2.550%, 12/01/2033	365,575	0.1
32,000		AT&T, Inc., 3.500%, 06/01/2041	25,604	0.0
99,000		AT&T, Inc., 3.650%, 09/15/2059	74,366	0.0
142,000		AT&T, Inc., 3.800%, 12/01/2057	109,997	0.0
85,000		AT&T, Inc., 3.850%, 06/01/2060	65,848	0.0
348,000		AT&T, Inc., 4.300%, 02/15/2030	339,891	0.1
430,000		AT&T, Inc., 4.350%, 03/01/2029	423,674	0.2
28,000		AT&T, Inc., 4.500%, 05/15/2035	26,648	0.0
20,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	13,192	0.0
311,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	208,371	0.1
175,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 04/01/2033	156,473	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
728,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.750%, 04/01/2048	$654,060	0.2
182,000		Comcast Corp., 2.450%, 08/15/2052	121,171	0.1
357,000		Comcast Corp., 3.400%, 04/01/2030	335,286	0.1
395,000		Comcast Corp., 4.150%, 10/15/2028	394,283	0.2
69,000		Comcast Corp., 4.600%, 10/15/2038	67,038	0.0
98,000	(1)	Cox Communications, Inc., 3.600%, 06/15/2051	73,956	0.0
74,000		eBay, Inc., 1.400%, 05/10/2026	66,656	0.0
31,000		Expedia Group, Inc., 3.250%, 02/15/2030	25,883	0.0
155,000		FactSet Research Systems, Inc., 3.450%, 03/01/2032	136,045	0.1
483,000		Motorola Solutions, Inc., 2.750%, 05/24/2031	390,793	0.2
118,000		Motorola Solutions, Inc., 5.600%, 06/01/2032	119,106	0.1
102,000		Paramount Global, 4.375%, 03/15/2043	79,061	0.0
243,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	222,495	0.1
135,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	118,870	0.1
10,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	8,691	0.0
81,000	(1)	T-Mobile USA, Inc., 3.400%, 10/15/2052	59,999	0.0
1,124,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	1,083,235	0.4
7,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	6,539	0.0
121,000		Verizon Communications, Inc., 1.750%, 01/20/2031	97,303	0.0
1,260,000		Verizon Communications, Inc., 2.100%, 03/22/2028	1,120,190	0.4
1,059,000		Verizon Communications, Inc., 2.355%, 03/15/2032	878,967	0.3
386,000		Verizon Communications, Inc., 2.550%, 03/21/2031	330,361	0.1
97,000		Verizon Communications, Inc., 4.862%, 08/21/2046	95,689	0.0
			8,446,098	3.0

		Consumer, Cyclical: 1.3%
70,000		American Honda Finance Corp., 2.900%, 02/16/2024	69,314	0.0
79,000		General Motors Financial Co., Inc., 2.750%, 06/20/2025	74,234	0.0
2,500,000	(1)	Hyundai Capital America, 2.650%, 02/10/2025	2,387,045	0.9
400,000		Lowe’s Cos, Inc., 1.700%, 09/15/2028	340,877	0.1
35,000		Lowe’s Cos, Inc., 2.800%, 09/15/2041	25,480	0.0

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
246,000	(1)	Magallanes, Inc., 3.428%, 03/15/2024	$241,548	0.1
38,000		Marriott International, Inc./MD, 2.750%, 10/15/2033	29,931	0.0
434,000	(1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	385,974	0.2
			3,554,403	1.3

		Consumer, Non-cyclical: 2.6%
574,000		AbbVie, Inc., 4.500%, 05/14/2035	557,990	0.2
708,000		Altria Group, Inc., 3.400%, 02/04/2041	469,589	0.2
27,000		Amgen, Inc., 4.200%, 02/22/2052	23,732	0.0
84,000		Amgen, Inc., 4.663%, 06/15/2051	78,760	0.0
154,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	147,785	0.1
885,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	874,476	0.3
201,000		BAT Capital Corp., 4.540%, 08/15/2047	147,725	0.1
387,000		BAT International Finance PLC, 1.668%, 03/25/2026	343,101	0.1
74,000		Biogen, Inc., 3.150%, 05/01/2050	50,898	0.0
31,000		Boston Scientific Corp., 2.650%, 06/01/2030	27,080	0.0
51,000	(1)	Cargill, Inc., 0.400%, 02/02/2024	48,641	0.0
299,000		Cigna Corp., 4.125%, 11/15/2025	299,783	0.1
431,000		CVS Health Corp., 3.875%, 07/20/2025	428,920	0.2
177,000		CVS Health Corp., 4.250%, 04/01/2050	152,799	0.1
82,000		Elevance Health, Inc., 3.600%, 03/15/2051	66,728	0.0
33,000		Equifax, Inc., 2.350%, 09/15/2031	26,433	0.0
185,000		Gilead Sciences, Inc., 2.600%, 10/01/2040	135,546	0.0
142,000		Global Payments, Inc., 2.150%, 01/15/2027	126,153	0.0
434,000		Global Payments, Inc., 2.900%, 05/15/2030	366,619	0.1
300,000	(1)	HCA, Inc., 3.625%, 03/15/2032	253,425	0.1
185,000	(1)	HCA, Inc., 4.625%, 03/15/2052	148,290	0.1
986,000		HCA, Inc., 5.250%, 06/15/2026	982,864	0.4
92,000		Humana, Inc., 1.350%, 02/03/2027	80,518	0.0
80,000		Moody’s Corp., 3.100%, 11/29/2061	55,052	0.0
20,000		Moody’s Corp., 3.750%, 02/25/2052	16,367	0.0
104,000		Philip Morris International, Inc., 1.500%, 05/01/2025	97,637	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
187,000		Philip Morris International, Inc., 2.625%, 03/06/2023	$186,355	0.1
144,000		RELX Capital, Inc., 3.000%, 05/22/2030	129,566	0.0
25,000		RELX Capital, Inc., 4.750%, 05/20/2032	25,425	0.0
20,000	(1)	S&P Global, Inc., 2.450%, 03/01/2027	18,735	0.0
4,000	(1)	S&P Global, Inc., 3.900%, 03/01/2062	3,403	0.0
286,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	274,895	0.1
206,000		Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	172,500	0.1
284,000		Thermo Fisher Scientific, Inc., 2.000%, 10/15/2031	238,388	0.1
212,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	159,213	0.1
			7,215,391	2.6

		Energy: 2.5%
34,000		BP Capital Markets America, Inc., 3.001%, 03/17/2052	24,568	0.0
254,000	(1)	Cameron LNG LLC, 3.302%, 01/15/2035	217,684	0.1
9,000	(1)	Cameron LNG LLC, 3.402%, 01/15/2038	7,671	0.0
44,000		Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	33,489	0.0
45,000		Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	35,594	0.0
270,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	247,237	0.1
449,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	451,033	0.2
345,000		Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/2024	357,769	0.1
10,000		Devon Energy Corp., 4.500%, 01/15/2030	9,456	0.0
94,000		Devon Energy Corp., 4.750%, 05/15/2042	85,393	0.0
46,000		Devon Energy Corp., 5.000%, 06/15/2045	42,760	0.0
2,000		Devon Energy Corp., 5.875%, 06/15/2028	2,043	0.0
60,000		Devon Energy Corp., 8.250%, 08/01/2023	62,387	0.0
215,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	187,491	0.1
234,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	228,482	0.1
911,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	835,299	0.3
96,000		Diamondback Energy, Inc., 4.250%, 03/15/2052	79,839	0.0
148,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	126,365	0.1
44,000		Energy Transfer L.P., 3.600%, 02/01/2023	43,885	0.0

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
17,000		Energy Transfer L.P., 3.900%, 05/15/2024	$16,880	0.0
105,000		Energy Transfer L.P., 4.000%, 10/01/2027	99,471	0.0
177,000		Energy Transfer L.P., 4.500%, 04/15/2024	177,199	0.1
420,000		Energy Transfer L.P., 4.950%, 06/15/2028	414,287	0.2
126,000		Energy Transfer L.P., 5.000%, 05/15/2050	107,412	0.0
772,000		Energy Transfer L.P., 5.500%, 06/01/2027	784,269	0.3
125,000		Energy Transfer L.P., 6.250%, 04/15/2049	121,432	0.0
175,000		Enterprise Products Operating LLC, 3.300%, 02/15/2053	127,569	0.1
82,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	60,546	0.0
96,000	(1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	80,090	0.0
797,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	767,323	0.3
196,000		Sabine Pass Liquefaction LLC, 5.875%, 06/30/2026	202,852	0.1
152,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	151,862	0.1
85,000		Targa Resources Corp., 4.950%, 04/15/2052	73,028	0.0
438,000	(1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	413,639	0.2
110,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	125,129	0.0
78,000		Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/2026	86,232	0.0
			6,887,665	2.5

		Financial: 12.3%
72,000	(1)	AIG Global Funding, 0.450%, 12/08/2023	68,819	0.0
49,000		Air Lease Corp., 2.875%, 01/15/2026	45,057	0.0
72,000		Alexandria Real Estate Equities, Inc., 2.950%, 03/15/2034	60,015	0.0
207,000		American Express Co., 2.550%, 03/04/2027	193,039	0.1
142,000		American International Group, Inc., 4.375%, 06/30/2050	126,231	0.0
10,000		American Tower Corp., 2.100%, 06/15/2030	8,018	0.0
183,000		American Tower Corp., 2.700%, 04/15/2031	150,796	0.1
593,000		American Tower Corp., 3.800%, 08/15/2029	544,863	0.2
148,000		Aon Corp., 2.800%, 05/15/2030	129,518	0.0
33,000		Aon Corp. / Aon Global Holdings PLC, 3.900%, 02/28/2052	27,067	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
317,000		Ares Capital Corp., 2.150%, 07/15/2026	$266,080	0.1
1,000,000	(2)	Banco Santander SA, 0.701%, 06/30/2024	963,800	0.3
484,000	(2)	Bank of America Corp., 0.523%, 06/14/2024	466,730	0.2
1,741,000	(2)	Bank of America Corp., 1.319%, 06/19/2026	1,584,912	0.6
1,376,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	1,225,486	0.4
25,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	20,003	0.0
376,000	(2)	Bank of America Corp., 2.015%, 02/13/2026	352,866	0.1
838,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	678,026	0.2
1,089,000	(2)	Bank of America Corp., 2.551%, 02/04/2028	991,241	0.4
193,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	159,389	0.1
66,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	55,467	0.0
467,000	(2)	Bank of America Corp., 2.972%, 02/04/2033	398,276	0.1
130,000	(2)	Bank of America Corp., 3.004%, 12/20/2023	129,606	0.0
57,000	(2)	Bank of America Corp., 3.384%, 04/02/2026	55,326	0.0
199,000	(2)	Bank of America Corp., 3.559%, 04/23/2027	190,861	0.1
55,000	(2)	Bank of America Corp., 3.705%, 04/24/2028	52,482	0.0
290,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	288,893	0.1
368,000		Bank of America Corp., 3.950%, 04/21/2025	363,443	0.1
303,000	(2)	Bank of America Corp., 4.376%, 04/27/2028	298,570	0.1
325,000	(2)	Bank of America Corp., 4.571%, 04/27/2033	316,676	0.1
200,000	(2)	Barclays PLC, 3.811%, 03/10/2042	151,956	0.1
342,000	(2)	Barclays PLC, 4.338%, 05/16/2024	341,975	0.1
34,000		Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	29,169	0.0
194,000	(1)	Blackstone Private Credit Fund, 3.250%, 03/15/2027	164,749	0.1
147,000	(1)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	120,604	0.0
184,000	(2)	Capital One Financial Corp., 3.273%, 03/01/2030	162,996	0.1
135,000	(2)	Capital One Financial Corp., 5.268%, 05/10/2033	132,726	0.1
80,000	(2)	Citigroup, Inc., 0.776%, 10/30/2024	76,318	0.0
480,000	(2)	Citigroup, Inc., 2.014%, 01/25/2026	450,225	0.2
9,000	(2)	Citigroup, Inc., 2.520%, 11/03/2032	7,312	0.0

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
689,000	(2)	Citigroup, Inc., 2.561%, 05/01/2032	$567,987	0.2
302,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	256,696	0.1
31,000	(2)	Citigroup, Inc., 2.976%, 11/05/2030	27,083	0.0
80,000	(2)	Citigroup, Inc., 3.057%, 01/25/2033	67,887	0.0
574,000	(2)	Citigroup, Inc., 3.070%, 02/24/2028	532,879	0.2
800,000	(2)	Citigroup, Inc., 3.290%, 03/17/2026	774,388	0.3
29,000	(2)	Citigroup, Inc., 3.980%, 03/20/2030	27,147	0.0
45,000	(2)	Citigroup, Inc., 4.910%, 05/24/2033	44,454	0.0
500,000		Credit Suisse AG/New York NY, 1.250%, 08/07/2026	437,425	0.2
53,000		Crown Castle International Corp., 1.350%, 07/15/2025	48,501	0.0
178,000		Crown Castle International Corp., 2.250%, 01/15/2031	144,555	0.1
55,000		Crown Castle International Corp., 2.900%, 03/15/2027	50,767	0.0
27,000		Crown Castle International Corp., 3.150%, 07/15/2023	26,718	0.0
118,000		Crown Castle International Corp., 3.700%, 06/15/2026	114,002	0.0
545,000		Crown Castle International Corp., 3.800%, 02/15/2028	514,719	0.2
200,000	(1),(2)	Danske Bank A/S, 1.171%, 12/08/2023	197,379	0.1
150,000		Deutsche Bank AG/New York NY, 1.686%, 03/19/2026	134,698	0.1
150,000	(2)	Deutsche Bank AG/New York NY, 2.129%, 11/24/2026	133,412	0.1
435,000		Equinix, Inc., 3.200%, 11/18/2029	386,848	0.1
477,000		GLP Capital L.P. / GLP Financing II, Inc., 3.250%, 01/15/2032	383,253	0.1
30,000		GLP Capital L.P. / GLP Financing II, Inc., 4.000%, 01/15/2031	25,922	0.0
141,000	(2)	Goldman Sachs Group, Inc./The, 1.757%, 01/24/2025	135,652	0.1
32,000	(2)	Goldman Sachs Group, Inc./The, 2.615%, 04/22/2032	26,600	0.0
724,000	(2)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	657,617	0.2
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	999,726	0.4
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
472,000		Goldman Sachs Group, Inc./The, 3.000%, 03/15/2024	$466,126	0.2
439,000	(2)	Goldman Sachs Group, Inc./The, 3.102%, 02/24/2033	375,365	0.1
1,794,000		Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	1,760,919	0.6
578,000	(2)	Goldman Sachs Group, Inc./The, 3.615%, 03/15/2028	547,458	0.2
100,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	98,193	0.0
200,000	(2)	HSBC Holdings PLC, 2.251%, 11/22/2027	178,346	0.1
200,000	(2)	HSBC Holdings PLC, 2.999%, 03/10/2026	190,610	0.1
123,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	103,284	0.0
41,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	34,523	0.0
149,000		Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	135,438	0.1
387,000	(2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	345,034	0.1
40,000	(2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	32,007	0.0
2,623,000	(2)	JPMorgan Chase & Co., 2.005%, 03/13/2026	2,459,481	0.9
200,000	(2)	JPMorgan Chase & Co., 2.083%, 04/22/2026	187,266	0.1
107,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	90,123	0.0
680,000	(2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	630,550	0.2
240,000	(2)	JPMorgan Chase & Co., 2.963%, 01/25/2033	206,192	0.1
31,000	(2)	JPMorgan Chase & Co., 3.220%, 03/01/2025	30,468	0.0
495,000	(2)	JPMorgan Chase & Co., 3.559%, 04/23/2024	493,691	0.2
250,000	(2)	JPMorgan Chase & Co., 4.080%, 04/26/2026	247,227	0.1
25,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	24,443	0.0
200,000		Lloyds Banking Group PLC, 4.375%, 03/22/2028	194,523	0.1
105,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	88,707	0.0
225,000	(2)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	199,143	0.1
30,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	29,790	0.0
567,000	(2)	Mizuho Financial Group, Inc., 2.260%, 07/09/2032	453,278	0.2
690,000	(2)	Morgan Stanley, 0.790%, 05/30/2025	642,924	0.2
1,755,000	(2)	Morgan Stanley, 1.512%, 07/20/2027	1,542,338	0.6

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
24,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	$21,346	0.0
165,000	(2)	Morgan Stanley, 1.794%, 02/13/2032	129,951	0.1
112,000	(2)	Morgan Stanley, 1.928%, 04/28/2032	88,928	0.0
148,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	120,053	0.0
196,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	162,179	0.1
400,000	(2)	Morgan Stanley, 2.943%, 01/21/2033	343,236	0.1
72,000	(2)	Morgan Stanley, 3.772%, 01/24/2029	68,383	0.0
167,000		Morgan Stanley, 4.000%, 07/23/2025	167,101	0.1
1,029,000	(2)	Morgan Stanley, 4.431%, 01/23/2030	1,000,833	0.4
188,000		National Retail Properties, Inc., 3.000%, 04/15/2052	128,538	0.0
204,000		Nomura Holdings, Inc., 2.608%, 07/14/2031	162,916	0.1
85,000	(1)	Principal Life Global Funding II, 0.750%, 04/12/2024	80,441	0.0
261,000		Sumitomo Mitsui Financial Group, Inc., 1.902%, 09/17/2028	221,462	0.1
310,000	(1),(2)	UBS Group AG, 1.494%, 08/10/2027	271,493	0.1
45,000		VICI Properties L.P., 4.375%, 05/15/2025	44,022	0.0
125,000		VICI Properties L.P., 4.750%, 02/15/2028	119,539	0.0
160,000		VICI Properties L.P., 4.950%, 02/15/2030	151,925	0.1
59,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	52,015	0.0
112,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.250%, 12/01/2026	102,525	0.0
24,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.500%, 09/01/2026	22,123	0.0
32,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 06/15/2025	30,495	0.0
31,000	(2)	Wells Fargo & Co., 2.393%, 06/02/2028	27,786	0.0
104,000		Wells Fargo & Co., 3.000%, 10/23/2026	98,200	0.0
169,000	(2)	Wells Fargo & Co., 3.584%, 05/22/2028	160,466	0.1
195,000	(2)	Wells Fargo & Co., 3.908%, 04/25/2026	192,025	0.1
52,000		Wells Fargo & Co., 4.150%, 01/24/2029	50,324	0.0
80,000	(2)	Wells Fargo & Co., 4.611%, 04/25/2053	74,166	0.0
			34,445,819	12.3

		Industrial: 1.5%
150,000		Agilent Technologies, Inc., 2.300%, 03/12/2031	122,356	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
270,000		Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	$220,587	0.1
20,000		Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	14,979	0.0
209,000		Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	168,104	0.1
40,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	38,764	0.0
184,000		CSX Corp., 2.500%, 05/15/2051	124,207	0.1
45,000		CSX Corp., 3.250%, 06/01/2027	43,219	0.0
260,000		GE Capital Funding LLC, 4.550%, 05/15/2032	251,111	0.1
122,000		General Dynamics Corp., 3.750%, 05/15/2028	119,835	0.0
379,000		Huntington Ingalls Industries, Inc., 2.043%, 08/16/2028	323,943	0.1
10,000		Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	9,360	0.0
54,000		L3Harris Technologies, Inc., 3.850%, 12/15/2026	52,961	0.0
241,000		Lockheed Martin Corp., 2.800%, 06/15/2050	179,816	0.1
10,000		Lockheed Martin Corp., 3.900%, 06/15/2032	9,879	0.0
36,000		Norfolk Southern Corp., 3.000%, 03/15/2032	32,497	0.0
163,000		Norfolk Southern Corp., 3.050%, 05/15/2050	119,774	0.0
50,000		Norfolk Southern Corp., 4.550%, 06/01/2053	47,377	0.0
234,000		Northrop Grumman Corp., 2.930%, 01/15/2025	229,127	0.1
230,000		Northrop Grumman Corp., 5.250%, 05/01/2050	244,118	0.1
59,000		nVent Finance Sarl, 2.750%, 11/15/2031	48,024	0.0
32,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	28,565	0.0
62,000		Raytheon Technologies Corp., 2.375%, 03/15/2032	52,537	0.0
34,000		Raytheon Technologies Corp., 2.820%, 09/01/2051	24,408	0.0
242,000		Raytheon Technologies Corp., 3.125%, 07/01/2050	185,656	0.1
833,000		Raytheon Technologies Corp., 4.125%, 11/16/2028	822,899	0.3
18,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	17,197	0.0
26,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	25,442	0.0

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
55,000		Republic Services, Inc., 2.375%, 03/15/2033	$45,009	0.0
143,000		Textron, Inc., 3.900%, 09/17/2029	134,723	0.1
40,000		Union Pacific Corp., 2.800%, 02/14/2032	35,648	0.0
143,000		Union Pacific Corp., 3.200%, 05/20/2041	116,912	0.0
202,000		Union Pacific Corp., 3.250%, 02/05/2050	158,853	0.1
			4,047,887	1.5

		Technology: 2.4%
121,000		Analog Devices, Inc., 3.500%, 12/05/2026	119,331	0.0
186,000		Autodesk, Inc., 2.400%, 12/15/2031	152,011	0.1
528,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	489,228	0.2
221,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	212,842	0.1
348,000	(1)	Broadcom, Inc., 3.419%, 04/15/2033	288,151	0.1
157,000	(1)	Broadcom, Inc., 3.469%, 04/15/2034	127,986	0.1
5,000		Broadcom, Inc., 4.150%, 11/15/2030	4,586	0.0
25,000	(1)	Broadcom, Inc., 4.150%, 04/15/2032	22,599	0.0
4,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	3,592	0.0
15,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	18,718	0.0
33,000		DXC Technology Co., 2.375%, 09/15/2028	28,429	0.0
265,000		Electronic Arts, Inc., 1.850%, 02/15/2031	215,583	0.1
246,000		Equinix, Inc., 3.900%, 04/15/2032	222,776	0.1
143,000		Fidelity National Information Services, Inc., 3.100%, 03/01/2041	104,588	0.0
195,000		Fiserv, Inc., 3.500%, 07/01/2029	178,042	0.1
142,000		Intel Corp., 3.200%, 08/12/2061	104,086	0.0
169,000		International Business Machines Corp., 4.150%, 05/15/2039	152,770	0.1
76,000		KLA Corp., 3.300%, 03/01/2050	60,354	0.0
85,000		KLA Corp., 5.250%, 07/15/2062	87,755	0.0
33,000		Lam Research Corp., 2.875%, 06/15/2050	24,277	0.0
341,000		Leidos, Inc., 2.300%, 02/15/2031	272,002	0.1
122,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	100,421	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
133,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	$123,390	0.0
617,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	589,234	0.2
1,322,000		Oracle Corp., 1.650%, 03/25/2026	1,186,435	0.4
31,000		Oracle Corp., 3.600%, 04/01/2040	23,215	0.0
55,000		Oracle Corp., 3.600%, 04/01/2050	38,308	0.0
1,208,000		Oracle Corp., 3.650%, 03/25/2041	902,060	0.3
80,000		QUALCOMM, Inc., 3.250%, 05/20/2050	65,493	0.0
74,000		Salesforce, Inc., 3.050%, 07/15/2061	54,273	0.0
219,000		ServiceNow, Inc., 1.400%, 09/01/2030	171,586	0.1
200,000		TSMC Arizona Corp., 4.250%, 04/22/2032	197,473	0.1
212,000		VMware, Inc., 1.800%, 08/15/2028	176,271	0.1
114,000		VMware, Inc., 2.200%, 08/15/2031	89,886	0.0
194,000		Western Digital Corp., 2.850%, 02/01/2029	158,261	0.1
			6,766,012	2.4

		Utilities: 2.0%
41,000		AEP Texas, Inc., 3.450%, 05/15/2051	31,540	0.0
467,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	328,362	0.1
308,000		Alabama Power Co., 3.125%, 07/15/2051	231,191	0.1
32,000		Ameren Illinois Co., 2.900%, 06/15/2051	23,556	0.0
94,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	79,722	0.0
67,000		Atmos Energy Corp., 2.850%, 02/15/2052	48,023	0.0
25,000		Baltimore Gas and Electric Co., 4.550%, 06/01/2052	24,276	0.0
35,000		CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	28,516	0.0
87,000		CenterPoint Energy Houston Electric LLC, 3.600%, 03/01/2052	74,762	0.0
79,000		CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	64,243	0.0
77,000		Commonwealth Edison Co., 2.750%, 09/01/2051	54,991	0.0
39,000		Commonwealth Edison Co., 3.850%, 03/15/2052	34,452	0.0
199,000		Consumers Energy Co., 2.650%, 08/15/2052	140,018	0.1
90,000		DTE Electric Co., 3.650%, 03/01/2052	77,905	0.0
42,000		DTE Electric Co., 3.950%, 03/01/2049	37,780	0.0

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
71,000		Duke Energy Carolinas LLC, 3.450%, 04/15/2051	$57,943	0.0
34,000		Duke Energy Carolinas LLC, 3.550%, 03/15/2052	28,335	0.0
137,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	113,774	0.1
68,000		Duke Energy Florida LLC, 3.000%, 12/15/2051	50,903	0.0
262,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	256,272	0.1
262,000		Duke Energy Progress LLC, 2.900%, 08/15/2051	193,625	0.1
185,000		Entergy Louisiana LLC, 2.350%, 06/15/2032	154,839	0.1
103,000	(1)	Exelon Corp., 2.750%, 03/15/2027	96,371	0.0
35,000	(1)	Exelon Corp., 4.100%, 03/15/2052	30,261	0.0
32,000		Exelon Corp., 4.700%, 04/15/2050	30,064	0.0
2,089,000		Florida Power & Light Co., 1.434%, (SOFRRATE + 0.250%), 05/10/2023	2,072,336	0.8
118,000		Florida Power & Light Co., 2.875%, 12/04/2051	88,003	0.0
30,000		Florida Power & Light Co., 3.950%, 03/01/2048	27,537	0.0
241,000		MidAmerican Energy Co., 2.700%, 08/01/2052	173,744	0.1
53,000		Northern States Power Co/MN, 2.600%, 06/01/2051	37,438	0.0
213,000	(1)	NRG Energy, Inc., 4.450%, 06/15/2029	190,987	0.1
150,000		Ohio Power Co., 2.900%, 10/01/2051	107,569	0.1
47,000		Oncor Electric Delivery Co. LLC, 3.100%, 09/15/2049	36,459	0.0
75,000	(1)	Oncor Electric Delivery Co. LLC, 4.150%, 06/01/2032	75,219	0.0
8,000		Pacific Gas and Electric Co., 2.500%, 02/01/2031	6,127	0.0
43,000		Pacific Gas and Electric Co., 3.250%, 06/01/2031	34,775	0.0
78,000		Pacific Gas and Electric Co., 4.950%, 07/01/2050	62,386	0.0
238,000		PECO Energy Co., 2.850%, 09/15/2051	175,125	0.1
200,000		Southern California Edison Co., 1.200%, 02/01/2026	179,169	0.1
31,000		Southwestern Public Service Co., 3.150%, 05/01/2050	23,732	0.0
27,000		Tampa Electric Co., 4.300%, 06/15/2048	24,644	0.0
149,000		Virginia Electric and Power Co., 2.450%, 12/15/2050	100,424	0.0
			5,707,398	2.0
		Total Corporate Bonds/Notes (Cost $89,100,214)	78,478,726	28.1
Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.7%
937,973	(1),(2)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	$833,880	0.3
1,085,988	(1),(2)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	964,790	0.4
		Total Collateralized Mortgage Obligations (Cost $1,926,863)	1,798,670	0.7

U.S. TREASURY OBLIGATIONS: 47.9%
		Treasury Inflation Indexed Protected Securities: 47.9%
1,381,645		0.125%,10/15/2025	1,381,019	0.5
682,416		0.125%,10/15/2026	676,486	0.2
12,143,023		0.125%,04/15/2027	11,961,361	4.3
4,803,818		0.125%,01/15/2030	4,588,637	1.6
5,779,001		0.125%,07/15/2030	5,515,517	2.0
8,773,819		0.125%,01/15/2031	8,352,251	3.0
4,244,606		0.125%,07/15/2031	4,039,366	1.4
4,573,336		0.125%,01/15/2032	4,345,114	1.6
1,587,958		0.125%,02/15/2051	1,225,774	0.4
1,853,830		0.125%,02/15/2052	1,442,521	0.5
7,798,656		0.250%,07/15/2029	7,567,066	2.7
3,502,880		0.250%,02/15/2050	2,771,447	1.0
1,371,521		0.375%,07/15/2025	1,385,673	0.5
1,961,921		0.375%,07/15/2027	1,955,768	0.7
9,496,463	(7)	0.500%,01/15/2028	9,436,691	3.4
54,753		0.625%,01/15/2026	55,385	0.0
3,470,645		0.625%,02/15/2043	3,072,120	1.1
9,087,308		0.750%,07/15/2028	9,157,668	3.3
4,752,847		0.750%,02/15/2042	4,350,043	1.6
5,322,253	(7)	0.750%,02/15/2045	4,774,704	1.7
7,770,797		0.875%,01/15/2029	7,848,225	2.8
3,389,406		0.875%,02/15/2047	3,138,117	1.1
2,849,074		1.000%,02/15/2046	2,705,035	1.0
2,473,764		1.000%,02/15/2048	2,366,211	0.8
2,320,818		1.000%,02/15/2049	2,238,126	0.8
5,129,468	(7)	1.375%,02/15/2044	5,255,714	1.9
3,096,765		1.750%,01/15/2028	3,288,828	1.2
2,101,771		2.125%,02/15/2040	2,456,921	0.9
2,706,390		2.125%,02/15/2041	3,148,997	1.1
4,067,152		2.375%,01/15/2027	4,418,745	1.6
2,383,429		2.500%,01/15/2029	2,651,035	1.0
2,068,551		3.375%,04/15/2032	2,586,152	0.9
1,095,731		3.625%,04/15/2028	1,280,459	0.5
1,904,607		3.875%,04/15/2029	2,300,893	0.8
		Total U.S. Treasury Obligations (Cost $143,662,226)	133,738,069	47.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.4%
		Federal Home Loan Mortgage Corporation: 1.0%(3)
293,545		2.000%,03/01/2051	256,005	0.1
244,916		2.000%,04/01/2051	214,445	0.1
41,473		2.000%,10/01/2051	36,109	0.0
303,980		2.000%,12/01/2051	264,454	0.1
23,110		2.500%,07/01/2050	20,951	0.0
129,487		2.500%,02/01/2051	118,039	0.1
105,146		2.500%,05/01/2051	96,227	0.0
100,040		2.500%,11/01/2051	90,874	0.0
304,655		2.500%,01/01/2052	275,560	0.1
287,001		3.000%,09/01/2050	272,425	0.1
62,791		3.000%,07/01/2051	59,373	0.0
78,487		3.000%,10/01/2051	73,655	0.0

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
46,073		3.000%,02/01/2052	$43,458	0.0
1,050,852		3.000%,03/01/2052	988,507	0.4
			2,810,082	1.0

		Federal National Mortgage Association: 3.0%(3)
470,000	(4)	1.500%,07/15/2037	427,516	0.2
470,100	(4)	1.500%,07/15/2052	390,330	0.1
1,121,000	(4)	2.000%,07/15/2037	1,046,646	0.4
147,338		2.000%,09/01/2050	128,524	0.0
265,290		2.000%,10/01/2050	231,965	0.1
322,939		2.000%,02/01/2051	281,738	0.1
153,137		2.000%,04/01/2051	133,989	0.1
451,341		2.000%,08/01/2051	393,698	0.1
560,587		2.000%,08/01/2051	489,004	0.2
55,556		2.000%,11/01/2051	48,643	0.0
146,139		2.000%,11/01/2051	127,797	0.0
168,078		2.000%,11/01/2051	146,725	0.1
263,885		2.000%,11/01/2051	230,231	0.1
300,232		2.000%,11/01/2051	262,268	0.1
1,681,706		2.000%,02/01/2052	1,461,903	0.5
187,689		2.000%,03/01/2052	163,748	0.1
496,271		2.000%,03/01/2052	432,816	0.2
271,175		2.000%,03/01/2052	236,501	0.1
76,750		2.500%,07/01/2050	70,040	0.0
148,654		2.500%,07/01/2050	135,084	0.1
148,364		2.500%,07/01/2050	134,822	0.1
146,844		2.500%,07/01/2050	133,441	0.0
149,581		2.500%,08/01/2050	135,925	0.1
37,380		2.500%,08/01/2050	34,060	0.0
123,599		2.500%,08/01/2050	112,315	0.0
85,506		2.500%,11/01/2050	78,031	0.0
23,017		2.500%,01/01/2051	20,908	0.0
76,063		2.500%,02/01/2051	68,898	0.0
11,367		2.500%,03/01/2051	10,309	0.0
7,282		2.500%,04/01/2051	6,604	0.0
13,085		2.500%,04/01/2051	11,867	0.0
6,475		2.500%,05/01/2051	5,872	0.0
119,680		2.500%,05/01/2051	108,531	0.0
3,418		2.500%,05/01/2051	3,102	0.0
10,725		2.500%,07/01/2051	9,724	0.0
39,725		2.500%,10/01/2051	36,074	0.0
3,762		2.500%,10/01/2051	3,410	0.0
30,242		2.500%,12/01/2051	27,438	0.0
142,880		3.000%,11/01/2051	133,906	0.1
63,767		3.000%,12/01/2051	59,814	0.0
41,726		3.000%,04/01/2052	39,202	0.0
65,656		3.000%,05/01/2052	61,471	0.0
334,000	(4)	5.000%,08/15/2052	340,060	0.1
			8,414,950	3.0

		Government National Mortgage Association: 2.1%
563,853		2.000%,11/20/2050	503,565	0.2
218,477		2.000%,01/20/2051	195,058	0.1
160,797		2.000%,02/20/2051	143,422	0.1
713,600	(4)	2.000%,07/15/2052	633,933	0.2
40,339		2.500%,04/20/2051	37,076	0.0
1,666,500	(4)	2.500%,07/15/2052	1,525,629	0.5
398,000		3.000%,06/20/2051	376,658	0.1
472,104		3.000%,08/20/2051	446,395	0.2
129,755		3.000%,12/20/2051	122,573	0.0
269,500	(4)	3.000%,07/15/2052	254,151	0.1
616,024		3.500%,05/20/2047	607,287	0.2
Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
49,000	(4)	3.500%,07/15/2052	$47,622	0.0
265,000	(4)	3.500%,08/15/2052	257,195	0.1
259,656		4.000%,09/20/2048	260,851	0.1
155,000	(4)	4.000%,07/15/2052	154,367	0.1
199,378		4.500%,08/20/2048	203,016	0.1
67,000	(4)	5.000%,07/15/2052	68,675	0.0
			5,837,473	2.1

		Uniform Mortgage-Backed Securities: 7.3%
581,464		1.500%,11/01/2041	498,600	0.2
344,527		1.500%,12/01/2041	295,343	0.1
571,441		2.000%,02/01/2042	511,046	0.2
102,453		2.000%,04/01/2051	89,451	0.0
309,608		2.000%,12/01/2051	269,579	0.1
486,226		2.000%,01/01/2052	425,970	0.2
682,208		2.500%,10/01/2036	653,268	0.2
104,000	(4)	2.500%,07/15/2037	99,342	0.0
1,187,154		2.500%,11/01/2051	1,078,030	0.4
2,388,586		2.500%,01/01/2052	2,165,832	0.8
75,200	(4)	2.500%,07/15/2052	67,651	0.0
430,830		3.000%,01/01/2036	423,211	0.1
49,000	(4)	3.000%,07/15/2037	47,881	0.0
1,068,994		3.000%,09/01/2051	1,001,339	0.4
29,949		3.000%,01/01/2052	27,974	0.0
8,202		3.000%,01/01/2052	7,661	0.0
31,000	(4)	3.000%,07/15/2052	28,881	0.0
159,698		3.500%,05/01/2036	159,397	0.1
5,000	(4)	3.500%,07/15/2037	4,969	0.0
614,913		3.500%,01/01/2051	598,934	0.2
1,231,992		3.500%,09/01/2051	1,198,666	0.4
9,211,000	(4)	3.500%,07/15/2052	8,860,550	3.2
776,554		4.000%,04/01/2050	773,900	0.3
53,000	(4)	4.000%,07/15/2052	52,278	0.0
511,000	(4)	4.000%,08/15/2052	503,185	0.2
564,984		4.500%,03/01/2048	576,647	0.2
			20,419,585	7.3
		Total U.S. Government Agency Obligations (Cost $38,526,097)	37,482,090	13.4

CERTIFICATES OF DEPOSIT: 2.1%
2,600,000		MUFG Bank Ltd., 0.300%, 10/25/2022	2,582,716	0.9
3,300,000		Toronto-Dominion Bank, 0.340%, 10/28/2022	3,277,460	1.2

		Total Certificates of Deposit (Cost $5,900,000)	5,860,176	2.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 6.2%
366,000		BANK 2019-BNK23 A3, 2.920%, 12/15/2052	334,127	0.1
280,000	(2)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	285,005	0.1
300,000		Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	282,074	0.1
280,000		Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	248,009	0.1
240,000	(2)	BBCMS Mortgage Trust 2022-C16 A5, 4.600%, 06/15/2055	245,749	0.1

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000		Benchmark 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	$987,170	0.4
350,000		Benchmark 2019-B15 A5 Mortgage Trust, 2.928%, 12/15/2072	319,716	0.1
933,462	(1)	BX Commercial Mortgage Trust 2021-XL2 A, 2.013%, (US0001M + 0.689%), 10/15/2038	890,588	0.3
800,000	(1)	BX Trust 2021-ARIA A, 2.223%, (US0001M + 0.899%), 10/15/2036	753,566	0.3
410,000		CD 2017-CD3 A4 Mortgage Trust, 3.631%, 02/10/2050	399,648	0.1
500,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	480,812	0.2
800,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 2.304%, (US0001M + 0.980%), 05/15/2036	787,566	0.3
730,000	(1)	Credit Suisse Mortgage Capital Certificates 2021-BHAR A, 2.475%, (US0001M + 1.150%), 11/15/2038	720,977	0.3
205,000		CSAIL 2015-C3 A4 Commercial Mortgage Trust, 3.718%, 08/15/2048	201,578	0.1
550,000	(1)	ELP Commercial Mortgage Trust 2021-ELP A, 2.026%, (US0001M + 0.701%), 11/15/2038	526,102	0.2
387,614	(1)	Extended Stay America Trust 2021-ESH A, 2.405%, (US0001M + 1.080%), 07/15/2038	378,492	0.1
980,000	(2)	Fannie Mae Multifamily REMIC Trust 2022-M10 A2, 2.003%, 01/25/2032	855,217	0.3
1,760,000		Freddie Mac Multifamily WI Certificates Series WI-K146 A2, 2.920%, 07/25/2032	1,652,452	0.6
498,000		GS Mortgage Securities Trust 2015-GC32 A4, 3.764%, 07/10/2048	491,591	0.2
1,000,000		GS Mortgage Securities Trust 2016-GS2 A4, 3.050%, 05/10/2049	958,102	0.3
1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	968,625	0.4
600,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-HYAH A, 2.084%, (US0001M + 0.760%), 06/15/2038	571,041	0.2
380,000	(1)	Med Trust 2021-MDLN A, 2.275%, (US0001M + 0.950%), 11/15/2038	364,041	0.1
Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
100,000	(1)	MF1 2021-W10 A, 2.349%, (TSFR1M + 1.070%), 12/15/2034	$96,176	0.0
1,100,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 A4, 4.051%, 04/15/2047	1,096,140	0.4
215,000	(1)	MTN Commercial Mortgage Trust 2022-LPFL A, 2.676%, (TSFR1M + 1.397%), 03/15/2039	211,558	0.1
800,000	(1)	SREIT Trust 2021-PALM A, 1.914%, (US0001M + 0.590%), 10/15/2034	757,706	0.3
250,000	(1)	Taubman Centers Commercial Mortgage Trust 2022-DPM A, 3.465%, (TSFR1M + 2.186%), 05/15/2037	239,080	0.1
422,500		Wells Fargo Commercial Mortgage Trust 2015-C26 B, 3.783%, 02/15/2048	403,967	0.1
700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	673,880	0.2
		Total Commercial Mortgage-Backed Securities (Cost $18,004,455)	17,180,755	6.2

ASSET-BACKED SECURITIES: 1.9%
		Automobile Asset-Backed Securities: 0.2%
430,000	(1)	Credit Acceptance Auto Loan Trust 2021-4 A, 1.260%, 10/15/2030	405,509	0.2

		Other Asset-Backed Securities: 0.0%
118,806	(1)	GoodLeap Sustainable Home Solutions Trust 2022-1GS A, 2.700%, 01/20/2049	109,435	0.0

		Student Loan Asset-Backed Securities: 1.7%
163,721	(1)	College Avenue Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	147,227	0.0
908,677	(1)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	815,804	0.3
181,230	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	175,451	0.1
747,119	(1)	Nelnet Student Loan Trust 2021-BA AFL, 2.375%, (US0001M + 0.780%), 04/20/2062	731,211	0.3
916,881	(1)	Nelnet Student Loan Trust 2021-CA AFL, 2.335%, (US0001M + 0.740%), 04/20/2062	895,406	0.3
662,120		SLM Private Credit Student Loan Trust 2005-A A4, 2.139%, (US0003M + 0.310%), 12/15/2038	639,805	0.2

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
523,921	(1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	$486,494	0.2
710,347	(1)	SMB Private Education Loan Trust 2021-E A1A, 1.680%, 02/15/2051	662,263	0.2
319,333	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	314,759	0.1
			4,868,420	1.7
		Total Asset-Backed Securities (Cost $5,669,069)	5,383,364	1.9

SOVEREIGN BONDS: 0.9%
200,000		Chile Government International Bond, 3.860%, 06/21/2047	167,551	0.1
200,000	(1)	Indonesia Government International Bond, 6.750%, 01/15/2044	231,228	0.1
200,000	(1)	Kazakhstan Government International Bond, 4.875%, 10/14/2044	167,116	0.1
300,000		Mexico Government International Bond, 4.600%, 02/10/2048	238,433	0.1
440,000		Mexico Government International Bond, 5.000%, 04/27/2051	366,782	0.1
NZD 458,000		New Zealand Government Inflation Linked Bond, 2.000%, 09/20/2025	349,874	0.1
440,000		Panama Government International Bond, 2.252%, 09/29/2032	344,149	0.1
200,000		Panama Government International Bond, 4.500%, 04/01/2056	159,222	0.0
103,000		Peruvian Government International Bond, 2.783%, 01/23/2031	87,823	0.0
53,000		Peruvian Government International Bond, 3.300%, 03/11/2041	40,283	0.0
200,000		Philippine Government International Bond, 3.700%, 02/02/2042	165,645	0.1
200,000	(1)	Qatar Government International Bond, 5.103%, 04/23/2048	209,953	0.1
45,049		Uruguay Government International Bond, 5.100%, 06/18/2050	45,425	0.0
		Total Sovereign Bonds (Cost $3,022,452)	2,573,484	0.9
			Value	Percentage of Net Assets

PURCHASED OPTIONS(5): 0.0%
		Total Purchased Options (Cost $72,683)	$26,277	0.0
		Total Long-Term Investments (Cost $305,884,059)	282,521,611	101.2

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.1%
		Commercial Paper: 3.7%
3,300,000		ANZ Bank, 1.680%, 07/28/2022	3,295,757	1.2
3,600,000		Commonwealth Bank of Australia, 2.410%, 10/21/2022	3,573,310	1.2
3,600,000		Nordea Bank ABP, 2.310%, 10/21/2022	3,574,428	1.3

		Total Commercial Paper (Cost $10,492,591)	10,443,495	3.7

Shares			Value	Percentage of Net Assets

		Mutual Funds: 0.4%
1,005,656	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $1,005,656)	1,005,656	0.4
		Total Short-Term Investments (Cost $11,498,247)	11,449,151	4.1
		Total Investments in Securities (Cost $317,382,306)	$293,970,762	105.3
		Liabilities in Excess of Other Assets	(14,763,328)	(5.3)
		Net Assets	$279,207,434	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Represents or includes a TBA transaction.
(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Rate shown is the 7-day yield as of June 30, 2022.
(7)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Currency Abbreviations:
NZD	New Zealand Dollar

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
1-month CME Term Secured Overnight Financing
TSFR1M	Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Investment Type Allocation
as of June 30, 2022
(as a percentage of net assets)

U.S. Treasury Obligations	47.9%
Corporate Bonds/Notes	28.1%
U.S. Government Agency Obligations	13.4%
Commercial Mortgage-Backed Securities	6.2%
Certificates of Deposit	2.1%
Asset-Backed Securities	1.9%
Sovereign Bonds	0.9%
Collateralized Mortgage Obligations	0.7%
Purchased Options	0.0	%ˆ
Liabilities in Excess of Other Assets ,*	(1.2)%
Net Assets	100.0%

ˆ	Amount is less than 0.005%.
*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Purchased Options	$23,225	$3,052	$—	$26,277
Corporate Bonds/Notes	—	78,478,726	—	78,478,726
Collateralized Mortgage Obligations	—	1,798,670	—	1,798,670
U.S. Government Agency Obligations	—	37,482,090	—	37,482,090
Commercial Mortgage-Backed Securities	—	17,180,755	—	17,180,755
Sovereign Bonds	—	2,573,484	—	2,573,484
Asset-Backed Securities	—	5,383,364	—	5,383,364
Certificates of Deposit	—	5,860,176	—	5,860,176
U.S. Treasury Obligations	—	133,738,069	—	133,738,069
Short-Term Investments	1,005,656	10,443,495	—	11,449,151
Total Investments, at fair value	$1,028,881	$292,941,881	$—	$293,970,762
Other Financial Instruments+
Centrally Cleared Swaps	—	2,920,416	—	2,920,416
Forward Foreign Currency Contracts	—	136,826	—	136,826
Futures	780,429	—	—	780,429
OTC Swaps	—	1,325,687	—	1,325,687
Total Assets	$1,809,310	$297,324,810	$—	$299,134,120
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,001,902)	$—	$(1,001,902)
Forward Foreign Currency Contracts	—	(58,666)	—	(58,666)
Futures	(201,911)	—	—	(201,911)
Sales Commitments	—	(1,170,936)	—	(1,170,936)
Written Options	(8,206)	(677,505)	—	(685,711)
Total Liabilities	$(210,117)	$(2,909,009)	$—	$(3,119,126)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD 1,717,000	USD 1,081,676	ANZ Bank	07/05/22	$(9,330)
USD 2,741,342	EUR 2,559,000	Bank of America N.A.	07/05/22	59,444
EUR 1,000	USD 1,049	Bank of Montreal	07/05/22	(1)
GBP 354,913	USD 443,529	Barclays Bank PLC	07/05/22	(11,485)
GBP 51,000	USD 62,557	BNP Paribas	07/05/22	(474)
NZD 581,000	USD 362,046	BNP Paribas	07/05/22	815
USD 361,939	NZD 581,000	BNP Paribas	08/03/22	(837)
EUR 13,819	USD 14,475	Citibank N.A.	08/03/22	36
USD 65,964	JPY 8,946,318	Citibank N.A.	08/03/22	(94)
NOK 3,617,669	EUR 348,000	Citibank N.A.	09/21/22	1,143
EUR 1,261,000	USD 1,322,605	HSBC Bank PLC	07/05/22	(1,044)
USD 124,611	EUR 115,882	JPMorgan Chase Bank N.A.	07/05/22	3,164
USD 468,192	GBP 372,989	JPMorgan Chase Bank N.A.	07/05/22	14,144
EUR 1,352,000	USD 1,450,498	JPMorgan Chase Bank N.A.	07/05/22	(33,568)
EUR 90,884	USD 97,082	Societe Generale	07/05/22	(1,833)
USD 42,193	GBP 33,473	Standard Chartered Bank	07/05/22	1,445
USD 47,065	EUR 43,861	Standard Chartered Bank	07/05/22	1,098
USD 1,493,866	NZD 2,303,000	UBS AG	07/05/22	55,537
				$78,160

At June 30, 2022, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
3-month SOFRRATE	23	12/19/23	$5,578,363	$17,251
U.S. Treasury 2-Year Note	272	09/30/22	57,124,250	408,733
U.S. Treasury 5-Year Note	75	09/30/22	8,418,750	70,847
			$71,121,363	$496,831
Short Contracts:
Euro-Bund	(24)	09/08/22	(3,741,952)	(30,546)
U.S. Treasury 10-Year Note	(117)	09/21/22	(13,868,156)	96,465
U.S. Treasury Long Bond	(89)	09/21/22	(12,337,625)	187,133
U.S. Treasury Ultra 10-Year Note	(46)	09/21/22	(5,859,250)	(118,244)
U.S. Treasury Ultra Long Bond	(42)	09/21/22	(6,482,438)	(53,121)
			$(42,289,421)	$81,687

At June 30, 2022, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.644%	Annual	02/15/31	EUR	830,000	$(99,015)	$(99,015)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.690	Annual	02/15/31	EUR	410,000	(47,344)	(47,302)
Pay	6-month EUR-EURIBOR	Semi-Annual	1.868	Annual	08/15/31	EUR	2,735,000	(68,801)	(68,801)
								$(215,160)	$(215,118)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.339%	At Termination Date	02/17/24	USD	5,300,000	$501,661	$501,661
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD	3,000,000	315,956	315,956
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	4.223	At Termination Date	04/08/24	USD	12,400,000	23,880	23,880
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	368,870	368,870
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD	1,300,000	154,750	154,750
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD	4,500,000	370,258	370,258
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD	1,650,000	258,212	258,212
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.794	At Termination Date	04/08/25	USD	5,300,000	(13,917)	(13,917)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.563	At Termination Date	06/24/25	USD	4,900,000	(49,052)	(49,052)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.783	At Termination Date	11/04/25	USD	1,300,000	165,343	165,296
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	166,016	166,016
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.526	At Termination Date	04/08/26	USD	18,000,000	(100,964)	(100,964)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.270	At Termination Date	06/24/26	USD	6,500,000	(64,060)	(64,060)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.687	At Termination Date	08/31/26	USD	5,050,000	276,137	276,137
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.136	At Termination Date	11/10/26	USD	1,700,000	46,318	46,318
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.045	At Termination Date	12/02/26	USD	2,165,000	66,117	66,117
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.925	At Termination Date	02/02/27	USD	3,400,000	74,323	74,323
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.000	At Termination Date	02/25/27	USD	5,540,000	83,277	83,277
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.213	At Termination Date	03/02/27	USD	1,350,000	5,593	5,593
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.290	At Termination Date	03/07/27	USD	2,200,000	(1,115)	(1,115)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.646	At Termination Date	05/04/27	USD	2,500,000	(70,855)	(70,855)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.262	At Termination Date	05/12/27	USD	1,955,000	(22,345)	(22,345)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.118	At Termination Date	06/28/27	USD	2,868,000	(35,004)	(35,004)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.087	At Termination Date	04/08/30	USD	5,450,000	(104,488)	(104,488)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.855	At Termination Date	06/24/30	USD	1,525,000	(22,464)	(22,464)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.468	At Termination Date	04/19/31	USD	535,000	43,752	43,752
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.843	At Termination Date	06/24/31	USD	4,850,000	(80,527)	(80,527)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.134	At Termination Date	03/15/32	USD	1,470,000	(44,626)	(44,626)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.090	At Termination Date	04/01/32	USD	3,130,000	(88,871)	(88,871)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.631	At Termination Date	06/29/52	USD	1,365,000	(88,496)	(88,496)
								$2,133,679	$2,133,632

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	4.167%	At Termination Date	07/15/23	USD	5,500,000	$178,653	$—	$178,653
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD	5,500,000	738,820	—	738,820
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.562	At Termination Date	01/15/25	USD	14,500,000	341,416	—	341,416
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.410	At Termination Date	01/15/26	USD	3,600,000	66,798	—	66,798
									$1,325,687	$—	$1,325,687

At June 30, 2022, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts		Notional Amount		Cost	Fair Value
3-Month Secured Overnight Financing Rate	Put	07/15/22	96.50	USD	76	USD	18,432,850	$22,840	$3,800
3-Month Secured Overnight Financing Rate	Put	07/15/22	96.63	USD	127	USD	30,802,262	30,203	11,112
U.S. Treasury 10-Year Note	Put	08/26/22	115.00	USD	19	USD	2,252,094	16,654	8,313
								$69,697	$23,225

At June 30, 2022, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts		Notional Amount		Premiums Received	Fair Value
3-Month Secured Overnight Financing Rate	Put	07/15/22	96.00	USD	76	USD	18,432,850	$3,761	$(475)
3-Month Secured Overnight Financing Rate	Put	07/15/22	96.13	USD	127	USD	30,802,263	4,760	(794)
U.S. Treasury 10-Year Note	Put	08/26/22	113.00	USD	37	USD	4,385,656	15,553	(6,937)
								$24,074	$(8,206)

At June 30, 2022, the following OTC purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call NOK vs. Put EUR	JPMorgan Chase Bank N.A.	08/29/22	9.832	EUR	969,000	$1,467	$1,735
Call NOK vs. Put EUR	JPMorgan Chase Bank N.A.	09/08/22	9.650	EUR	721,000	526	658
Call NOK vs. Put EUR	Citibank N.A.	09/30/22	9.390	EUR	1,451,000	993	659
						$2,986	$3,052

At June 30, 2022, the following OTC written foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call NOK vs. Put EUR	JPMorgan Chase Bank N.A.	09/08/22	9.200	EUR	721,000	$22	$(63)
						$22	$(63)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	3.175%	1-day Secured Overnight Financing Rate	06/13/23	USD	6,483,000	$256,727	$(358,364)
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Pay	3.185%	1-day Secured Overnight Financing Rate	06/15/23	USD	2,190,203	83,885	(122,531)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.175%	1-day Secured Overnight Financing Rate	06/13/23	USD	6,483,000	256,727	(147,253)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	3.185%	1-day Secured Overnight Financing Rate	06/15/23	USD	2,190,203	83,884	(49,294)
								$681,223	$(677,442)

The following sales commitments were held by the VY® BlackRock Inflation Protected Bond Portfolio at June 30, 2022:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(27,000)	Fannie Mae, 5.000%, due 07/15/52	7/14/2022	$(27,565)
(119,000)	UMBS TBA, 2.000%, due 07/15/52	7/14/2022	(103,307)
(534,290)	Uniform Mortgage-Backed Securities, 2.000%, due 08/15/52	8/11/2022	(463,330)
(505,800)	Uniform Mortgage-Backed Securities, 2.500%, due 08/15/52	8/11/2022	(454,494)
(103,300)	Uniform Mortgage-Backed Securities, 3.000%, due 08/15/52	8/11/2022	(96,133)
(26,000)	Uniform Mortgage-Backed Securities, 4.500%, due 07/15/52	7/14/2022	(26,107)
	Total Sales Commitments Proceeds receivable $(1,156,820)		$(1,170,936)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
EUR — EU Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2022 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$3,052
Interest rate contracts	Investments in securities at value*	23,225
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	136,826
Interest rate contracts	Variation margin receivable on futures contracts**	780,429
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	2,920,416
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,325,687
Total Asset Derivatives		$5,189,635
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$58,666
Interest rate contracts	Variation margin payable on futures contracts**	201,911
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,001,902
Foreign exchange contracts	Written options, at fair value	63
Interest rate contracts	Written options, at fair value	685,648
Total Liability Derivatives		$1,948,190

*	Includes purchased options.

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$—	$386,974	$—	$—	$—	$386,974
Interest rate contracts	483,347	—	4,720,346	7,637,071	(940,076)	11,900,688
Total	$483,347	$386,974	$4,720,346	$7,637,071	$(940,076)	$12,287,662

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$66	$6,630	$—	$—	$(41)	$6,655
Interest rate contracts	13,964	—	820,741	(4,349,119)	(24,820)	(3,539,234)
Total	$14,030	$6,630	$820,741	$(4,349,119)	$(24,861)	$(3,532,579)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:

	ANZ Bank	Bank of America N.A.	Bank of Montreal	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	HSBC Bank PLC	JPMorgan Chase Bank N.A.	Societe Genrale	Standard Chartered Bank	UBS AG	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$659	$—	$—	$2,393	$—	$—	$—	$3,052
Forward foreign currency contracts	—	59,444	—	—	815	1,179	—	—	17,308	—	2,543	55,537	136,826
OTC Interest rate swaps		—	—	—	—	1,325,687	—		—		—	—	1,325,687
Total Assets	$—	$59,444	$—	$—	$815	$1,327,525	$—	$—	$19,701	$—	$2,543	$55,537	$1,465,565
Liabilities:
Forward foreign currency contracts	$9,330	$—	$1	$11,485	$1,311	$94	$—	$1,044	$33,568	$1,833	$—	$—	58,666
Written options	—	—	—	505,617	—	—	171,825	—	63	—	—	—	677,505
Total Liabilities	$9,330	$—	$1	$517,102	$1,311	$94	$171,825	$1,044	$33,631	$1,833	$—	$—	$736,171
Net OTC derivative instruments by counterparty, at fair value	$(9,330)	$59,444	$(1)	$(517,102)	$(496)	$1,327,431	$(171,825)	$(1,044)	$(13,930)	$(1,833)	$2,543	$55,537	$729,394
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$(1,327,431)	$—	$—	$—	$—	$—	$—	$(1,327,431)
Net Exposure (1) (2)	$(9,330)	$59,444	$(1)	$(517,102)	$(496)	$—	$(171,825)	$(1,044)	$(13,930)	$(1,833)	$2,543	$55,537	$(598,037)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2022, the Portfolio had received $1,470,000 in cash collateral from Citibank N.A. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $316,734,167.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,646,553
Gross Unrealized Depreciation	(25,152,715)
Net Unrealized Depreciation	$(19,506,162)

See Accompanying Notes to Financial Statements

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 6.8%
		Financial: 6.8%
5,230,000		Bank of Nova Scotia/The, 2.030%, (SOFRRATE + 0.550%), 09/15/2023	$5,203,346	1.9
2,280,000	(1)	Blue Owl Finance LLC, 3.125%, 06/10/2031	1,762,244	0.6
4,100,000		Capital One Financial Corp., 2.112%, (SOFRRATE + 0.690%), 12/06/2024	3,991,497	1.4
5,005,000	(1)	Commonwealth Bank of Australia, 1.161%, (SOFRRATE + 0.400%), 07/07/2025	4,912,380	1.7
2,465,000		Golub Capital BDC, Inc., 2.500%, 08/24/2026	2,066,482	0.7
1,350,000	(1)	National Australia Bank Ltd., 1.181%, (SOFRRATE + 0.380%), 01/12/2025	1,328,784	0.5
		Total Corporate Bonds/Notes (Cost $20,401,459)	19,264,733	6.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
375,433	(1),(2)	Angel Oak Mortgage Trust 2019-6 A1, 2.620%, 11/25/2059	369,249	0.1
59,375	(1),(2)	Angel Oak Mortgage Trust I LLC 2019-2 A1, 3.628%, 03/25/2049	59,240	0.0
467,871	(1),(2)	Residential Mortgage Loan Trust 2019-3 A1, 2.633%, 09/25/2059	459,368	0.2
		Total Collateralized Mortgage Obligations (Cost $889,031)	887,857	0.3

U.S. TREASURY OBLIGATIONS: 53.3%
		U.S. Treasury Bonds: 51.3%
93,680,000		1.875%,02/15/2032	84,882,863	30.0
28,770,000		1.875%,11/15/2051	21,595,481	7.7
6,460,000		2.000%,08/15/2051	4,995,649	1.8
40,555,000		2.250%,02/15/2052	33,388,171	11.8
			144,862,164	51.3

		U.S. Treasury Floating Rate Notes: 2.0%
5,820,000		1.683%, (USBMMY3M + (0.075)%),04/30/2024	5,816,030	2.0
		Total U.S. Treasury Obligations (Cost $156,515,994)	150,678,194	53.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.4%
		Federal Home Loan Bank: 9.3%
26,690,000		0.125%,03/17/2023	26,214,498	9.3

		Federal Home Loan Mortgage Corporation: 12.5%(3)
36,200,000		0.375%,05/05/2023	35,433,077	12.5
Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: 9.6%(3)
27,523,211		4.000%,06/01/2052	$27,190,020	9.6
		Total U.S. Government Agency Obligations (Cost $90,299,582)	88,837,595	31.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.9%
3,089,000	(2)	Benchmark 2020-B18 C Mortgage Trust, 3.772%, 07/15/2053	2,638,265	0.9
9,370,000	(1),(2)	FREMF 2012-K23 B Mortgage Trust, 3.752%, 10/25/2045	9,363,387	3.3
2,000,000	(2)	JPMDB Commercial Mortgage Securities Trust 2018-C8 C, 4.875%, 06/15/2051	1,797,696	0.7
		Total Commercial Mortgage-Backed Securities (Cost $15,098,475)	13,799,348	4.9

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
720,000	(1),(2)	Towd Point Mortgage Trust 2018-3 A2, 3.875%, 05/25/2058	684,437	0.3
		Total Asset-Backed Securities (Cost $696,330)	684,437	0.3
		Total Long-Term Investments (Cost $283,900,871)	274,152,164	97.0

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.1%
		Mutual Funds: 2.1%
5,891,436	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $5,891,436)	5,891,436	2.1
		Total Short-Term Investments (Cost $5,891,436)	5,891,436	2.1
		Total Investments in Securities (Cost $289,792,307)	$280,043,600	99.1
		Assets in Excess of Other Liabilities	2,515,656	0.9
		Net Assets	$282,559,256	100.0

See Accompanying Notes to Financial Statements

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:

SOFRRATE                1-day Secured Overnight Financing Rate

USBMMY3M                U.S. Treasury 3-month Bill Money Market Yield

Investment Type Allocation
as of June 30, 2022
(as a percentage of net assets)

U.S. Treasury Obligations	53.3%
U.S. Government Agency Obligations	31.4%
Corporate Bonds/Notes	6.8%
Commercial Mortgage-Backed Securities	4.9%
Collateralized Mortgage Obligations	0.3%
Asset-Backed Securities	0.3%
Assets in Excess of Other Liabilities ,*	3.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$19,264,733	$—	$19,264,733
Collateralized Mortgage Obligations	—	887,857	—	887,857
Commercial Mortgage-Backed Securities	—	13,799,348	—	13,799,348
U.S. Government Agency Obligations	—	88,837,595	—	88,837,595
Asset-Backed Securities	—	684,437	—	684,437
U.S. Treasury Obligations	—	150,678,194	—	150,678,194
Short-Term Investments	5,891,436	—	—	5,891,436
Total Investments, at fair value	$5,891,436	$274,152,164	$—	$280,043,600
Liabilities Table
Other Financial Instruments+
Futures	$(490,671)	$—	$—	$(490,671)
Total Liabilities	$(490,671)	$—	$—	$(490,671)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for VY® BrandywineGLOBAL-Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	134	09/21/22	$20,682,063	$(490,671)
			$20,682,063	$(490,671)

See Accompanying Notes to Financial Statements

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2022 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$490,671
Total Liability Derivatives		$490,671

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the

Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(5,132,979)
Total	$(5,132,979)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(415,374)
Total	$(415,374)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $289,717,010.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$418,323
Gross Unrealized Depreciation	(10,582,404)
Net Unrealized Depreciation	$(10,164,081)

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-VIT3AIS (0622-082222)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 1, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 1, 2022